Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Revenues and other income
Revenue	€ 30,839	€ 69		€ 118
Other income	10,122	7,425		6,737
Revenues and other income	40,961	7,494		6,856
Operating expenses and other operating income (expenses)
Research and development expenses	(66,170)	(67,024)		(54,189)
General and administrative expenses	(17,265)	(9,076)		(9,421)
Marketing and market access expenses	(13,708)	(717)
Other operating income (expenses)	(1,649)	(162)		60
Operating income (loss)	(57,832)	(69,484)		(56,695)
Financial income	5,221	728	[2]	642	[2]
Financial expenses	(13,110)	(11,118)	[2]	(3,096)	[2]
Financial profit (loss)	(7,889)	(10,391)	[2]	(2,453)	[2]
Net profit (loss) before tax	(65,721)	(79,875)		(59,148)
Income tax benefit (expense)	576	354		3,420
Net profit (loss)	(65,144)	(79,521)	[3]	(55,728)	[3]
Attributable to owners of the Company	€ (65,144)	€ (79,521)		€ (55,728)
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share (€/share)	€ (1.76)	€ (2.55)		€ (1.79)

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.
[3]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of the application is presented in note 4.7